Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,329	$ 4,790
Accumulated amortization	(1,338)	(1,778)
Net carrying amount	2,991	3,012	$ 3,107
Securities Services Segment
Intangible Assets by Major Class [Line Items]
Net carrying amount	230	194	227
Market and Wealth Services Segment
Intangible Assets by Major Class [Line Items]
Net carrying amount	392	414	$ 451
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,740	2,199
Accumulated amortization	(1,338)	(1,778)
Net carrying amount	$ 402	421
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts | Securities Services Segment
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 747	683
Accumulated amortization	(518)	(489)
Net carrying amount	229	194
Finite-lived Intangible Assets | Customer contracts | Market and Wealth Services Segment
Intangible Assets by Major Class [Line Items]
Gross carrying amount	378	752
Accumulated amortization	(356)	(710)
Net carrying amount	$ 22	42
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Securities Services Segment
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Market and Wealth Services Segment
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	4 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 568	705
Accumulated amortization	(456)	(564)
Net carrying amount	$ 112	141
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	9 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 47	59
Accumulated amortization	(8)	(15)
Net carrying amount	$ 39	44
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	13 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,589	2,591
Net carrying amount	2,589	2,591
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,294	1,295
Net carrying amount	1,294	1,295
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,295	1,296
Net carrying amount	$ 1,295	$ 1,296